RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [abstract]
Disclosure of right-of-use and lease liabilities

8          RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	2019
	Land use right (a)	Lease of Land use right	Total
	RMB’000	RMB’000	RMB’000

Cost
As at January 1	2,388,326	1,177,246	3,565,572
Additions	1,200	-	1,200
As at December 31	2,389,526	1,177,246	3,566,772

Accumulated depreciation
As at January 1	(463,830)	-	(463,830)
Additions	(51,946)	(13,378)	(65,324)
As at December 31	(515,776)	(13,378)	(529,154)

Net book value
As at December 31	1,873,750	1,163,868	3,037,618
As at January 1	1,924,496	1,177,246	3,101,742

Lease Liabilities	2018	2019
	RMB’000	RMB’000

Current	-	58,490
Non-current	-	1,117,936
	-	1,176,426

The amounts recognized in the Consolidated Comprehensive Income Statement for the year relating to the lease contracts are as follows:

	2018	2019
	RMB’000	RMB’000

Depreciation charge of right-of-use assets	-	65,324
Interest expense on lease liabilities	-	57,670
Expense relating to short-term leases	-	684,037
	-	807,031

The total cash outflow for leases in 2019 was RMB743,657,000.

The remaining lease period of right-of-use assets as at December 31, 2019 was lease of between 12 to 87 years.

(a)           As at December 31, 2019, the ownership certificates of land with an aggregate carrying value of approximately RMB56,881,000 that was acquired through assets/business acquisition and group restructuring have not yet been changed from the names of the respective original owners to the name of the Company; and the ownership certificates of the land use rights of the Group with an aggregate carrying value of approximately RMB1,201,115,000 (2018: RMB1,227,820,000) had not been obtained by the Group due to the following fact:

	Carrying value as at December 31 2019 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,201,115

Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.

After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group or the Company to apply for and obtain the land use right certificates and it should not lead to any significant adverse impact on the operations of the Group or the Company.